Marketable debt securities - Bonds and Debentures Maturities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Marketable debt securities
Notional amount	€ 362,464	€ 318,807
1 month
Marketable debt securities
Notional amount	25,057	28,616
1 to 3 months
Marketable debt securities
Notional amount	24,694	25,760
3 to 12 months
Marketable debt securities
Notional amount	96,106	51,794
More than five years
Marketable debt securities
Notional amount	60,422	61,860
Marketable debt securities
Marketable debt securities
Financial liabilities	261,977	246,619	€ 217,966
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities
Marketable debt securities
Financial liabilities	261,977
Notional amount	259,585
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities | On demand
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities | 1 month
Marketable debt securities
Financial liabilities	16
Notional amount	16,266
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities | 1 to 3 months
Marketable debt securities
Financial liabilities	23
Notional amount	22,945
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities | 3 to 12 months
Marketable debt securities
Financial liabilities	48,504
Notional amount	48,421
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities | 1 to 3 years
Marketable debt securities
Financial liabilities	66,499
Notional amount	65,654
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities | 3 to 5 years
Marketable debt securities
Financial liabilities	47,255
Notional amount	46,489
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities | More than five years
Marketable debt securities
Financial liabilities	60,581
Notional amount	59,810
Marketable debt securities | Subordinated liabilities
Marketable debt securities
Financial liabilities	20,878	23,676	21,382	€ 19,873
Notional amount	20,649
Marketable debt securities | Subordinated liabilities | On demand
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Subordinated liabilities | 1 month
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Subordinated liabilities | 1 to 3 months
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Subordinated liabilities | 3 to 12 months
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Subordinated liabilities | 1 to 3 years
Marketable debt securities
Financial liabilities	130
Notional amount	129
Marketable debt securities | Subordinated liabilities | 3 to 5 years
Marketable debt securities
Financial liabilities	1,313
Notional amount	1,299
Marketable debt securities | Subordinated liabilities | More than five years
Marketable debt securities
Financial liabilities	19,435
Notional amount	19,221
Marketable debt securities | Senior unsecured debt
Marketable debt securities
Financial liabilities	118,300
Notional amount	115,584
Marketable debt securities | Senior unsecured debt | On demand
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Senior unsecured debt | 1 month
Marketable debt securities
Financial liabilities	3
Notional amount	3,056
Marketable debt securities | Senior unsecured debt | 1 to 3 months
Marketable debt securities
Financial liabilities	10
Notional amount	9,286
Marketable debt securities | Senior unsecured debt | 3 to 12 months
Marketable debt securities
Financial liabilities	18,923
Notional amount	18,489
Marketable debt securities | Senior unsecured debt | 1 to 3 years
Marketable debt securities
Financial liabilities	33,263
Notional amount	32,499
Marketable debt securities | Senior unsecured debt | 3 to 5 years
Marketable debt securities
Financial liabilities	31,199
Notional amount	30,483
Marketable debt securities | Senior unsecured debt | More than five years
Marketable debt securities
Financial liabilities	22,283
Notional amount	21,771
Marketable debt securities | Senior secured debt
Marketable debt securities
Financial liabilities	90,155
Notional amount	89,938
Marketable debt securities | Senior secured debt | On demand
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Senior secured debt | 1 month
Marketable debt securities
Financial liabilities	8
Notional amount	8,152
Marketable debt securities | Senior secured debt | 1 to 3 months
Marketable debt securities
Financial liabilities	2
Notional amount	1,934
Marketable debt securities | Senior secured debt | 3 to 12 months
Marketable debt securities
Financial liabilities	13,333
Notional amount	13,301
Marketable debt securities | Senior secured debt | 1 to 3 years
Marketable debt securities
Financial liabilities	33,106
Notional amount	33,026
Marketable debt securities | Senior secured debt | 3 to 5 years
Marketable debt securities
Financial liabilities	14,743
Notional amount	14,707
Marketable debt securities | Senior secured debt | More than five years
Marketable debt securities
Financial liabilities	18,863
Notional amount	18,818
Marketable debt securities | Notes and other securities
Marketable debt securities
Financial liabilities	32,644	€ 27,445	€ 19,865
Notional amount	33,414
Marketable debt securities | Notes and other securities | On demand
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Notes and other securities | 1 month
Marketable debt securities
Financial liabilities	5
Notional amount	5,058
Marketable debt securities | Notes and other securities | 1 to 3 months
Marketable debt securities
Financial liabilities	11
Notional amount	11,725
Marketable debt securities | Notes and other securities | 3 to 12 months
Marketable debt securities
Financial liabilities	16,248
Notional amount	16,631
Marketable debt securities | Notes and other securities | 1 to 3 years
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Notes and other securities | 3 to 5 years
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Notes and other securities | More than five years
Marketable debt securities
Financial liabilities	0
Notional amount	€ 0